Gains (Losses) Related to Cash Flow Hedges (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Designated Hedge Derivatives | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in OCI, tax effects	$ 35	$ 2	$ 54